Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Segment Reporting Information
The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended September 30,
	2016			2015
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	87,260	13,398	100,658	75,142	23,273	98,415
Voyage expenses	(175)	(180)	(355)	—	(240)	(240)
Vessel operating expenses	(16,751)	(5,304)	(22,055)	(16,260)	(8,059)	(24,319)
Depreciation and amortization	(19,317)	(4,724)	(24,041)	(17,268)	(5,205)	(22,473)
General and administrative expenses (i)	(3,008)	(565)	(3,573)	(3,916)	(1,760)	(5,676)
Restructuring charges	—	—	—	—	(3,510)	(3,510)
Income from vessel operations	48,009	2,625	50,634	37,698	4,499	42,197
Equity income	13,514	—	13,514	13,523	—	13,523

	Nine Months Ended September 30,
	2016			2015
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	250,342	45,328	295,670	228,542	65,807	294,349
Voyage expenses	(418)	(936)	(1,354)	—	(931)	(931)
Vessel operating expenses	(48,717)	(17,603)	(66,320)	(46,693)	(23,362)	(70,055)
Depreciation and amortization	(58,476)	(12,045)	(70,521)	(53,578)	(15,673)	(69,251)
General and administrative expenses (i)	(12,049)	(2,816)	(14,865)	(14,755)	(4,697)	(19,452)
Loss on sale of vessels	—	(27,439)	(27,439)	—	—	—
Restructuring charges	—	—	—	—	(3,510)	(3,510)
Income (loss) from vessel operations	130,682	(15,511)	115,171	113,516	17,634	131,150
Equity income	52,579	—	52,579	60,583	—	60,583

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	September 30, 2016	December 31, 2015
	$	$
Total assets of the liquefied gas segment	3,813,347	3,550,396
Total assets of the conventional tanker segment	208,509	360,527
Unallocated:
Cash and cash equivalents	268,395	102,481
Accounts receivable and prepaid expenses	20,676	26,550
Advances to affiliates	15,568	13,026
Consolidated total assets	4,326,495	4,052,980